Investment in Affiliates and Available-for-Sale Securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Oct. 09, 2013 USD ($)	Dec. 31, 2014 USD ($)	Feb. 18, 2015	Dec. 18, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt	$ 1,584,023	$ 1,584,023	$ 1,624,712	$ 1,584,023	$ 1,624,712
Investments in affiliates	371,405	371,405	340,375	371,405	340,375		$ 344,453
Portion of the carrying balance of related party loan	$ 11,464	11,464		11,464			7,791
Equity in net earnings of affiliated companies		$ 17,968	7,079	31,880	29,497
Proceeds from long-term loans				$ 0	40,385
Navios Acquisition
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	46.10%	46.10%		46.10%
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	20.10%	20.10%		20.10%
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Estimated maximum potential loss				$ 14,482			13,415
Investments in affiliates	$ 5,145	$ 5,145		5,145			4,936
Equity in net earnings of affiliated companies		399	$ 311	560	$ 462
Investments in affiliates	6,163	6,163		$ 6,163			5,602
Profit Sharing Arrangement				On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Ownership percentage						47.50%
Navios Europe I | Navios Acquisition
Investments In And Advances To Affiliates [Line Items]
Ownership percentage						47.50%
Navios Europe I | Navios Partners
Investments In And Advances To Affiliates [Line Items]
Ownership percentage						5.00%
Navios Europe I | Navios Revolving Loans
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan	8,319	8,319		$ 8,319			$ 7,813
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Estimated maximum potential loss				7,624
Investments in affiliates	4,275	4,275		4,275
Equity in net earnings of affiliated companies		33		33
Investments in affiliates	4,308	4,308		$ 4,308
Profit Sharing Arrangement				On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior LoansII) according to a defined waterfall calculation.
Ownership percentage								47.50%
Navios Europe II | Navios Acquisition
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								47.50%
Navios Europe II | Navios Partners
Investments In And Advances To Affiliates [Line Items]
Ownership percentage								5.00%
Navios Europe II | Navios Revolving Loans
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan	$ 3,316	$ 3,316		$ 3,316
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired									10
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Number of vessels acquired	9	9		9
Proceeds from long-term loans				$ 87,000
Navios Europe II | New Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt Instrument Face Amount	$ 182,450	$ 182,450		182,450
Navios Europe II | Senior Loan $87,000
Investments In And Advances To Affiliates [Line Items]
Cash consideration	96,000
Navios Holdings, Acquisition, Partners | Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Long-term debt									$ 10,000
Revolving loan facility to fund working capital requirements, outstanding						$ 24,100
Navios Holdings, Acquisition, Partners | Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Long-term debt	$ 9,000	$ 9,000		9,000
Revolving loan facility to fund working capital requirements, outstanding				$ 38,500